First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 25.6%
	Banks – 6.4%
93,665	Bank of America Corp., Series LL	5.00%	(a)	$2,513,032
1,114,881	Bank of America Corp., Series NN	4.38%	(a)	28,262,233
68,058	Bank of America Corp., Series PP	4.13%	(a)	1,705,193
1,020,698	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.58%	10/30/40	28,650,993
111,412	Citizens Financial Group, Inc., Series E	5.00%	(a)	2,914,538
633,575	Fifth Third Bancorp, Series A	6.00%	(a)	16,998,817
109,428	Fifth Third Bancorp, Series I (c)	6.63%	(a)	3,051,947
165,096	First Midwest Bancorp, Inc., Series A	7.00%	(a)	4,517,027
445,537	First Republic Bank, Series K	4.13%	(a)	11,174,068
576,450	Fulton Financial Corp., Series A	5.13%	(a)	15,120,284
3,264,216	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	6.01%	02/15/40	86,567,008
1,191	Huntington Bancshares, Inc., Series D	6.25%	(a)	30,239
4,277	KeyCorp, Series G	5.63%	(a)	115,907
882,191	People’s United Financial, Inc., Series A (c)	5.63%	(a)	25,098,334
776,734	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	21,360,185
609,462	Regions Financial Corp., Series A	6.38%	(a)	15,809,444
1,210,830	Signature Bank, Series A	5.00%	(a)	30,803,515
158,592	Truist Financial Corp., Series R	4.75%	(a)	4,153,524
34,683	US Bancorp, Series F (c)	6.50%	(a)	908,001
644,875	US Bancorp, Series M	4.00%	(a)	15,896,169
8,836	Valley National Bancorp, Series A (c)	6.25%	(a)	244,669
103,342	Valley National Bancorp, Series B (c)	5.50%	(a)	2,645,555
658,830	Wells Fargo & Co., Series X	5.50%	(a)	17,024,167
297,283	Wells Fargo & Co., Series Y	5.63%	(a)	7,753,141
586,750	WesBanco, Inc., Series A (c)	6.75%	(a)	15,965,468
790,016	Wintrust Financial Corp., Series E (c)	6.88%	(a)	22,317,952
				381,601,410
	Capital Markets – 1.0%
224,111	Affiliated Managers Group, Inc.	5.88%	03/30/59	6,107,025
286,635	Affiliated Managers Group, Inc.	4.75%	09/30/60	7,504,104
566,927	Apollo Global Management, Inc., Series B	6.38%	(a)	15,267,344
130,705	Legg Mason, Inc.	5.45%	09/15/56	3,344,741
122,180	Morgan Stanley, Series K (c)	5.85%	(a)	3,494,348
336,070	Oaktree Capital Group LLC, Series A	6.63%	(a)	9,265,450
496,868	Oaktree Capital Group LLC, Series B	6.55%	(a)	13,668,839
48,334	Stifel Financial Corp., Series A	6.25%	(a)	1,247,017
				59,898,868
	Consumer Finance – 0.1%
85,627	Capital One Financial Corp., Series I	5.00%	(a)	2,237,433
75,597	Capital One Financial Corp., Series J	4.80%	(a)	1,916,384
				4,153,817
	Diversified Financial Services – 0.3%
724,313	Equitable Holdings, Inc., Series A	5.25%	(a)	18,882,840
	Diversified Telecommunication Services – 1.1%
794,954	AT&T, Inc., Series C	4.75%	(a)	20,231,579
819,073	Qwest Corp.	6.50%	09/01/56	21,025,604
927,640	Qwest Corp.	6.75%	06/15/57	24,183,575
				65,440,758
	Electric Utilities – 1.0%
1,872	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	48,036

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
222,128	SCE Trust III, Series H (c)	5.75%	(a)	$5,402,153
187,937	SCE Trust IV, Series J (c)	5.38%	(a)	4,548,075
462,225	SCE Trust V, Series K (c)	5.45%	(a)	11,800,604
125,665	Southern (The) Co.	4.95%	01/30/80	3,279,857
1,458,944	Southern (The) Co., Series C	4.20%	10/15/60	36,546,547
				61,625,272
	Equity Real Estate Investment Trusts – 1.1%
510,326	American Homes 4 Rent, Series D	6.50%	(a)	12,972,487
909,259	American Homes 4 Rent, Series E	6.35%	(a)	23,249,752
4,695	Digital Realty Trust, Inc., Series L	5.20%	(a)	126,577
508,155	Global Net Lease, Inc., Series A	7.25%	(a)	13,196,785
39,668	National Storage Affiliates Trust, Series A	6.00%	(a)	1,052,789
70,387	Public Storage, Series O	3.90%	(a)	1,798,388
571,716	Vornado Realty Trust, Series N	5.25%	(a)	14,681,667
				67,078,445
	Food Products – 1.2%
210,551	CHS, Inc., Series 1	7.88%	(a)	5,992,281
1,076,969	CHS, Inc., Series 2 (c)	7.10%	(a)	29,918,199
916,006	CHS, Inc., Series 3 (c)	6.75%	(a)	25,345,886
397,398	CHS, Inc., Series 4	7.50%	(a)	11,560,308
				72,816,674
	Gas Utilities – 0.3%
485,505	South Jersey Industries, Inc.	5.63%	09/16/79	12,448,348
110,547	Spire, Inc., Series A	5.90%	(a)	3,045,570
				15,493,918
	Independent Power & Renewable Electricity Producers – 0.2%
441,134	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	11,725,342
	Insurance – 6.8%
1,537,641	Aegon Funding Co., LLC	5.10%	12/15/49	40,055,548
1,716,009	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	43,929,830
681,552	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	18,231,516
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,143,903
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,948,165
251,404	Aspen Insurance Holdings Ltd.	5.63%	(a)	6,581,757
1,113,617	Aspen Insurance Holdings Ltd.	5.63%	(a)	28,820,408
1,016,825	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	26,874,685
571,940	Assurant, Inc.	5.25%	01/15/61	15,102,076
115,044	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	2,993,445
1,199,985	Athene Holding Ltd., Series A (c)	6.35%	(a)	34,343,571
458,646	Athene Holding Ltd., Series C (c)	6.38%	(a)	12,621,938
240,380	Axis Capital Holdings Ltd., Series E	5.50%	(a)	6,170,555
464,540	CNO Financial Group, Inc.	5.13%	11/25/60	11,880,610
976,446	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.41%	05/15/37	20,749,477
811,521	Enstar Group Ltd., Series D (c)	7.00%	(a)	22,738,818
494,596	Global Indemnity Group LLC	7.88%	04/15/47	13,037,551
400,330	National General Holdings Corp.	7.63%	09/15/55	10,108,332
140,555	National General Holdings Corp., Series B	7.50%	(a)	3,527,931
230,259	National General Holdings Corp., Series C	7.50%	(a)	5,896,933
186,395	Phoenix Cos. (The), Inc.	7.45%	01/15/32	2,798,069
1,583,259	Prudential Financial, Inc.	4.13%	09/01/60	40,705,589

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
688,208	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	$19,600,164
281,694	Selective Insurance Group, Inc., Series B	4.60%	(a)	6,971,926
16,360	W.R. Berkley Corp.	5.75%	06/01/56	419,961
37,095	W.R. Berkley Corp.	4.25%	09/30/60	954,454
				404,207,212
	Mortgage Real Estate Investment Trusts – 1.0%
548,606	AGNC Investment Corp., Series C (c)	7.00%	(a)	13,764,524
301,663	AGNC Investment Corp., Series D (c)	6.88%	(a)	7,426,943
51,334	AGNC Investment Corp., Series E (c)	6.50%	(a)	1,254,090
592,410	AGNC Investment Corp., Series F (c)	6.13%	(a)	14,217,840
704,110	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	17,560,503
246,951	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	6,225,635
				60,449,535
	Multi-Utilities – 1.2%
466,113	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	12,902,008
702,440	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	19,555,930
583,164	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	14,847,355
757,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	20,363,510
62,826	Sempra Energy	5.75%	07/01/79	1,715,150
				69,383,953
	Oil, Gas & Consumable Fuels – 1.5%
239,506	DCP Midstream L.P., Series B (c)	7.88%	(a)	5,163,750
178,780	DCP Midstream L.P., Series C (c)	7.95%	(a)	3,833,043
287,667	Enbridge, Inc., Series B (c)	6.38%	04/15/78	7,732,489
92,732	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	1,938,099
1,873,464	Energy Transfer Operating L.P., Series E (c)	7.60%	(a)	41,253,677
556,582	NuStar Energy L.P., Series A (c)	8.50%	(a)	11,159,469
855,530	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.98%	01/15/43	18,967,100
				90,047,627
	Real Estate Management & Development – 0.8%
824,850	Brookfield Property Partners L.P., Series A	5.75%	(a)	19,177,763
147,691	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	3,652,398
978,982	Brookfield Property Partners L.P., Series A2	6.38%	(a)	23,720,734
				46,550,895
	Thrifts & Mortgage Finance – 0.5%
986,281	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	28,296,402
	Trading Companies & Distributors – 0.6%
703,668	Air Lease Corp., Series A (c)	6.15%	(a)	18,260,185
516,031	WESCO International, Inc., Series A (c)	10.63%	(a)	16,038,243
				34,298,428
	Wireless Telecommunication Services – 0.5%
289,671	United States Cellular Corp.	7.25%	12/01/63	7,383,714
212,619	United States Cellular Corp.	6.25%	09/01/69	5,691,811
711,573	United States Cellular Corp.	5.50%	03/01/70	17,890,724
				30,966,249
	Total $25 Par Preferred Securities			1,522,917,645
	(Cost $1,462,376,932)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 0.8%
	Banks – 0.8%
88,231	AgriBank FCB (c)	6.88%	(a)	$9,628,208
62,100	CoBank ACB, Series F (c)	6.25%	(a)	6,629,175
118,243	CoBank ACB, Series G	6.13%	(a)	12,391,866
49,330	CoBank ACB, Series H (c)	6.20%	(a)	5,475,630
116,015	Farm Credit Bank of Texas (c) (d)	6.75%	(a)	12,674,639
				46,799,518
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (d)	7.88%	(a)	73,150
	Total $100 Par Preferred Securities			46,872,668
	(Cost $44,963,504)
$1,000 PAR PREFERRED SECURITIES – 1.7%
	Banks – 1.6%
5,696	Bank of America Corp., Series L	7.25%	(a)	8,331,995
62,350	Wells Fargo & Co., Series L	7.50%	(a)	90,033,400
				98,365,395
	Diversified Financial Services – 0.1%
5,500	Compeer Financial ACA (c) (d)	6.75%	(a)	6,050,000
	Total $1,000 Par Preferred Securities			104,415,395
	(Cost $97,625,868)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 68.4%
	Banks – 32.3%
$38,949,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	45,711,910
39,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (e)	6.50%	(a)	42,247,414
11,250,000	Banco Mercantil del Norte S.A. (c) (d) (e)	7.50%	(a)	12,337,256
15,700,000	Banco Mercantil del Norte S.A. (c) (d) (e)	7.63%	(a)	17,293,550
21,330,000	Banco Mercantil del Norte S.A. (c) (d) (e)	8.38%	(a)	24,884,431
10,600,000	Banco Mercantil del Norte S.A. (c) (d) (e)	5.75%	10/04/31	11,273,736
37,800,000	Banco Santander S.A. (c) (e) (f)	7.50%	(a)	41,577,203
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,548,839
42,800,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	46,065,640
30,400,000	Barclays PLC (c) (e)	6.13%	(a)	32,984,847
84,190,000	Barclays PLC (c) (e) (f)	7.88%	(a)	88,573,689
95,850,000	Barclays PLC (c) (e)	8.00%	(a)	107,519,901
11,600,000	BBVA Bancomer S.A. (c) (d) (e)	5.88%	09/13/34	13,028,250
12,540,000	BNP Paribas S.A. (c) (d) (e)	6.63%	(a)	13,625,337
42,500,000	BNP Paribas S.A. (c) (d) (e)	7.38%	(a)	49,127,141
12,000,000	Citigroup, Inc. (c)	5.90%	(a)	12,543,360
4,750,000	Citigroup, Inc. (c)	5.95%	(a)	5,001,687
15,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	16,331,250
4,000,000	Citigroup, Inc., Series Q, 3 Mo. LIBOR + 4.10% (b)	4.32%	(a)	4,001,200
31,723,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (b)	4.70%	(a)	31,845,391
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	39,334,412
20,393,000	Citigroup, Inc., Series W (c)	4.00%	(a)	20,724,386
10,116,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	4.20%	(a)	10,128,645
20,560,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	23,078,600
20,474,000	CoBank ACB, Series I (c)	6.25%	(a)	22,470,215
14,400,000	Comerica, Inc. (c)	5.63%	(a)	15,876,000

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$38,310,000	Credit Agricole S.A. (c) (d) (e)	6.88%	(a)	$42,407,063
44,100,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	49,805,437
3,000,000	Credit Agricole S.A. (c) (e) (f)	7.88%	(a)	3,388,125
47,100,000	Credit Agricole S.A. (c) (d) (e)	8.13%	(a)	57,046,201
21,313,000	Danske Bank A.S. (c) (e) (f)	6.13%	(a)	22,633,767
15,960,000	Danske Bank A.S. (c) (e) (f)	7.00%	(a)	17,775,450
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	8,300,250
20,300,000	Farm Credit Bank of Texas, Series 4 (c) (d)	5.70%	(a)	22,228,500
26,000,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	27,625,000
17,000,000	HSBC Holdings PLC (c) (e)	4.60%	(a)	17,276,250
49,619,000	HSBC Holdings PLC (c) (e)	6.38%	(a)	54,262,098
15,450,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	18,219,567
23,300,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	24,954,300
35,836,000	ING Groep N.V. (c) (e)	5.75%	(a)	38,867,188
25,179,000	ING Groep N.V. (c) (e)	6.50%	(a)	27,730,892
22,263,000	ING Groep N.V. (c) (e) (f)	6.88%	(a)	23,237,318
34,125,000	Intesa Sanpaolo S.p.A. (c) (d) (e)	7.70%	(a)	38,390,625
5,000,000	JPMorgan Chase & Co., Series Q (c)	5.15%	(a)	5,167,387
28,888,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	30,281,410
21,309,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.56%	(a)	21,142,418
19,651,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (b)	4.01%	(a)	19,693,937
22,000,000	Lloyds Banking Group PLC (c) (e)	6.75%	(a)	24,520,870
62,814,000	Lloyds Banking Group PLC (c) (e)	7.50%	(a)	69,988,615
21,800,000	Lloyds Banking Group PLC (c) (e)	7.50%	(a)	24,916,310
13,000,000	M&T Bank Corp., Series G (c)	5.00%	(a)	13,747,500
8,500,000	Natwest Group PLC (c) (e)	6.00%	(a)	9,381,875
21,325,000	Natwest Group PLC (c) (e)	8.00%	(a)	25,082,892
7,250,000	Natwest Group PLC (c) (e)	8.63%	(a)	7,519,845
27,000,000	Nordea Bank Abp (c) (d) (e)	6.63%	(a)	30,802,545
17,400,000	Regions Financial Corp., Series D (c)	5.75%	(a)	19,477,038
2,400,000	Skandinaviska Enskilda Banken AB (c) (e) (f)	5.63%	(a)	2,475,595
77,000,000	Societe Generale S.A. (c) (d) (e)	5.38%	(a)	80,257,100
18,900,000	Societe Generale S.A. (c) (d) (e)	7.38%	(a)	19,438,083
46,389,000	Societe Generale S.A. (c) (d) (e)	7.88%	(a)	51,057,125
20,000,000	Societe Generale S.A. (c) (e) (f)	7.88%	(a)	22,012,600
3,500,000	Societe Generale S.A. (c) (d) (e)	8.00%	(a)	4,114,692
25,600,000	Standard Chartered PLC (c) (d) (e)	6.00%	(a)	27,873,280
13,600,000	Swedbank AB (c) (e) (f)	6.00%	(a)	14,033,500
16,969,000	Truist Financial Corp., Series P (c)	4.95%	(a)	18,581,055
11,650,000	Truist Financial Corp., Series Q (c)	5.10%	(a)	13,167,995
56,950,000	UniCredit S.p.A. (c) (e) (f)	8.00%	(a)	61,498,397
13,500,000	UniCredit S.p.A. (c) (d)	5.46%	06/30/35	14,524,655
41,077,000	Wells Fargo & Co. (c)	3.90%	(a)	41,102,673
				1,924,141,713
	Capital Markets – 9.6%
29,226,000	Apollo Management Holdings L.P. (c) (d)	4.95%	01/14/50	29,828,692
23,900,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	26,230,489
17,043,000	Bank of New York Mellon (The) Corp., Series H (c)	3.70%	(a)	17,574,742
55,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	61,097,300
30,600,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	31,671,000
27,200,000	Credit Suisse Group AG (c) (d) (e)	4.50%	(a)	26,996,000
38,800,000	Credit Suisse Group AG (c) (d) (e)	5.25%	(a)	41,126,060
48,900,000	Credit Suisse Group AG (c) (d) (e)	6.38%	(a)	54,503,206

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$5,175,000	Credit Suisse Group AG (c) (e) (f)	7.13%	(a)	$5,481,567
9,000,000	Credit Suisse Group AG (c) (d) (e)	7.25%	(a)	10,136,655
23,681,000	Credit Suisse Group AG (c) (d) (e)	7.50%	(a)	26,317,453
47,450,000	Credit Suisse Group AG (c) (d) (e)	7.50%	(a)	51,767,001
20,158,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (b)	4.13%	(a)	20,113,652
54,467,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	59,979,605
9,600,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	10,193,952
2,856,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (b)	3.85%	(a)	2,852,487
5,300,000	Morgan Stanley, Series J, 3 Mo. LIBOR + 3.81% (b)	4.05%	(a)	5,302,914
29,453,000	Morgan Stanley, Series M (c)	5.88%	(a)	33,392,339
26,389,000	UBS Group AG (c) (e) (f)	6.88%	(a)	29,786,584
28,500,000	UBS Group AG (c) (d) (e)	7.00%	(a)	31,298,557
				575,650,255
	Diversified Financial Services – 1.2%
25,400,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	25,654,000
26,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	28,211,626
16,548,000	Voya Financial, Inc., Series A (c)	6.13%	(a)	17,830,470
				71,696,096
	Diversified Telecommunication Services – 0.8%
12,882,000	Koninklijke KPN N.V. (c) (d)	7.00%	03/28/73	13,642,682
32,310,000	Koninklijke KPN N.V. (c) (f)	7.00%	03/28/73	34,217,906
				47,860,588
	Electric Utilities – 3.8%
18,918,000	Duke Energy Corp. (c)	4.88%	(a)	20,242,260
116,167,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	135,827,684
54,244,000	Enel S.p.A. (c) (d)	8.75%	09/24/73	63,465,480
5,211,000	Southern (The) Co., Series B (c)	4.00%	01/15/51	5,510,179
				225,045,603
	Energy Equipment & Services – 0.8%
6,600,000	Transcanada Trust (c)	5.63%	05/20/75	7,095,000
29,200,000	Transcanada Trust (c)	5.50%	09/15/79	32,156,500
6,104,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	6,797,175
				46,048,675
	Food Products – 2.1%
7,700,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	7,748,125
23,748,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	28,141,380
43,438,000	Land O’Lakes, Inc. (d)	7.00%	(a)	44,096,303
12,720,000	Land O’Lakes, Inc. (d)	7.25%	(a)	13,023,118
31,520,000	Land O’Lakes, Inc. (d)	8.00%	(a)	33,253,600
				126,262,526
	Independent Power & Renewable Electricity Producers – 0.3%
14,786,000	AES Gener S.A. (c) (d)	6.35%	10/07/79	16,093,304
	Insurance – 8.4%
28,000,000	Allianz SE (c) (d)	3.50%	(a)	28,332,640
25,677,000	Asahi Mutual Life Insurance Co. (c) (f)	6.50%	(a)	27,747,833
11,000,000	Asahi Mutual Life Insurance Co. (c) (f)	7.25%	(a)	11,508,745
31,900,000	Assurant, Inc. (c)	7.00%	03/27/48	36,366,000

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$11,519,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	$11,959,979
36,220,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	37,926,730
23,688,000	Enstar Finance LLC (c)	5.75%	09/01/40	24,754,904
13,700,000	Fortegra Financial Corp. (c) (g)	8.50%	10/15/57	16,039,027
15,106,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (d)	2.35%	02/12/47	13,933,423
9,310,000	La Mondiale SAM (c) (f)	5.88%	01/26/47	10,634,254
13,825,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	2.58%	05/17/66	11,699,406
52,400,000	Markel Corp. (c)	6.00%	(a)	57,607,512
3,397,000	MetLife, Inc.	6.40%	12/15/36	4,374,729
17,000,000	MetLife, Inc., Series G (c)	3.85%	(a)	17,595,000
17,100,000	Nippon Life Insurance Co (c) (d)	2.75%	01/21/51	16,970,697
13,500,000	PartnerRe Finance B LLC (c)	4.50%	10/01/50	14,245,176
16,000,000	QBE Capital Funding III Ltd. (c) (d)	7.25%	05/24/41	16,203,040
41,900,000	QBE Insurance Group Ltd. (c) (d)	5.88%	(a)	45,666,810
24,900,000	QBE Insurance Group Ltd. (c) (d)	7.50%	11/24/43	28,012,500
605,000	QBE Insurance Group Ltd. (c) (f)	7.50%	11/24/43	680,625
30,649,000	QBE Insurance Group Ltd. (c) (f)	6.75%	12/02/44	34,174,401
16,000,000	QBE Insurance Group Ltd. (c) (f)	5.88%	06/17/46	17,582,787
15,521,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.88%	12/15/65	14,201,715
				498,217,933
	Multi-Utilities – 1.3%
22,623,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	23,782,225
20,412,000	CMS Energy Corp. (c)	3.75%	12/01/50	20,922,300
14,520,000	NiSource, Inc. (c)	5.65%	(a)	14,973,750
17,000,000	Sempra Energy (c)	4.88%	(a)	18,360,000
				78,038,275
	Oil, Gas & Consumable Fuels – 5.1%
16,993,000	BP Capital Markets PLC (c)	4.88%	(a)	18,561,454
4,570,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	3,574,563
19,130,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	16,284,412
24,636,000	DCP Midstream Operating L.P. (c) (d)	5.85%	05/21/43	21,908,672
10,905,000	Enbridge, Inc. (c)	5.50%	07/15/77	11,135,103
57,082,000	Enbridge, Inc. (c)	6.25%	03/01/78	61,934,395
65,166,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	69,797,546
30,400,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	33,640,201
32,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	3.23%	11/01/66	22,502,895
11,900,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(a)	11,210,990
38,082,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	3.00%	06/01/67	33,365,925
				303,916,156
	Trading Companies & Distributors – 2.1%
126,036,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	128,162,858
	Transportation Infrastructure – 0.6%
33,100,000	AerCap Global Aviation Trust (c) (d)	6.50%	06/15/45	34,506,750
	Total Capital Preferred Securities			4,075,640,732
	(Cost $3,857,739,581)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.5%
	Insurance – 0.5%
$27,400,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	$29,455,000
	(Cost $27,670,039)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
10,200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	10,268,805
	(Cost $10,176,763)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.1%
	Capital Markets – 0.1%
168,400	iShares Short Maturity Bond ETF	8,458,732
	(Cost $8,437,456)
	Total Investments – 97.3%	5,798,028,977
	(Cost $5,508,990,143) (i)
	Net Other Assets and Liabilities – 2.7%	160,885,543
	Net Assets – 100.0%	$5,958,914,520

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $1,380,476,578 or 23.2% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2021, securities noted as such amounted to $1,645,391,486 or 27.6% of net assets. Of these securities, 4.8% originated in emerging markets, and 95.2% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for April 15, 2021.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $310,618,324 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,579,490. The net unrealized appreciation was $289,038,834.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 381,601,410	$ 364,000,048	$ 17,601,362	$ —
Capital Markets	59,898,868	56,554,127	3,344,741	—
Insurance	404,207,212	365,670,665	38,536,547	—
Multi-Utilities	69,383,953	49,020,443	20,363,510	—
Other industry categories*	607,826,202	607,826,202	—	—
$100 Par Preferred Securities*	46,872,668	—	46,872,668	—
$1,000 Par Preferred Securities:
Banks	98,365,395	98,365,395	—	—
Diversified Financial Services	6,050,000	—	6,050,000	—
Capital Preferred Securities*	4,075,640,732	—	4,075,640,732	—
Foreign Corporate Bonds and Notes*	29,455,000	—	29,455,000	—
Corporate Bonds and Notes*	10,268,805	—	10,268,805	—
Exchange-Traded Funds*	8,458,732	8,458,732	—	—
Total Investments	$ 5,798,028,977	$ 1,549,895,612	$ 4,248,133,365	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-01/21/21	$7,700,000	$100.63	$7,789,750	$7,748,125	0.13%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	117.07	13,718,920	16,039,027	0.27
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	23,748,000	118.50	25,907,908	28,141,380	0.47
				$47,416,578	$51,928,532	0.87%